Income Taxes (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Tax Cuts and Jobs Act of 2017, change in income tax expense (benefit)	$ 15.5	$ 13.7
Tax rate before change due to Tax Cuts and Jobs Act of 2017				35.00%
Tax rate after Tax Cuts and Jobs Act of 2017					21.00%
Non-cash capital contribution				$ 40.0	$ 97.1
Change in deferred tax regulatory asset/liability due to TCJA	$ 17.0	$ 135.2		17.0	135.2
Unrecognized Tax Benefits Due To Uncertainity In Timing Of Deductibility			$ 3.5
Other Paid-In Capital [Member]
Income Taxes [Line Items]
Non-cash capital contribution			$ 0.0	$ 40.0	$ 97.1